SCHEDULE I-CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash Flows from Operating Activities:
Net cash (used in)/provided by operating activities	¥ 158,192	$ 24,824	¥ 282,028	¥ 274,168
Cash Flows from Investing Activities:
Purchase of available-for-sale investments	(341,234)	(53,547)	(423,000)	(653,150)
Proceeds on disposal of available-for-sale investments	334,942	52,560	706,655	1,050,443
Net cash provided by/(used in) investing activities	(346,507)	(54,374)	(1,796,663)	1,110,001
Cash Flows from Financing Activities:
Repurchase of ordinary shares	(2,750)	(432)	(3,050)	(36,843)
Net cash (used in)/provided by financing activities	427,446	67,076	955,448	(1,149,705)
Effect of foreign exchange rate changes	(936)	(147)	(2,807)	193
Net (decrease) / increase in cash, cash equivalents and restricted cash	238,195	37,379	(561,994)	234,657
Cash, cash equivalents and restricted cash, beginning of year	2,707,148	424,811	3,269,142	3,034,485
Cash, cash equivalents and restricted cash, end of year	2,945,343	462,190	2,707,148	3,269,142
Reportable Legal Entities | Parent Company
Cash Flows from Operating Activities:
Net cash (used in)/provided by operating activities	(10,040)	(1,575)	(13,393)	(15,001)
Cash Flows from Investing Activities:
Amounts due from/to its subsidiaries, the consolidated VIEs and related parties	(11,879)	(1,864)	(9,561)	(13,867)
Purchase of available-for-sale investments	(34,234)	(5,372)		(91,050)
Proceeds on disposal of available-for-sale investments	14,942	2,345	9,755	93,343
Net cash provided by/(used in) investing activities	(31,171)	(4,891)	194	(11,574)
Cash Flows from Financing Activities:
Repurchase of ordinary shares	(2,750)	(432)	(3,050)	(36,843)
Net cash (used in)/provided by financing activities	(2,750)	(432)	(3,050)	(36,843)
Effect of foreign exchange rate changes	(588)	(92)	(1,176)	322
Net (decrease) / increase in cash, cash equivalents and restricted cash	(44,549)	(6,990)	(17,425)	(63,096)
Cash, cash equivalents and restricted cash, beginning of year	51,013	8,004	68,438	131,534
Cash, cash equivalents and restricted cash, end of year	¥ 6,464	$ 1,014	¥ 51,013	¥ 68,438